September 18, 2014

Supplement

SUPPLEMENT DATED SEPTEMBER 18, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Dated April 30, 2014

The Board of Trustees (the "Board") of Morgan Stanley Global Infrastructure Fund (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Institutional Fund, Inc., on behalf of its series Select Global Infrastructure Portfolio ("MSIF Select Global Infrastructure"), pursuant to which substantially all of the assets and liabilities of the Fund would be transferred to MSIF Select Global Infrastructure and shareholders of the Fund would become shareholders of MSIF Select Global Infrastructure, receiving shares of MSIF Select Global Infrastructure equal to the value of their holdings in the Fund (the "Reorganization"). Class A and Class B shareholders of the Fund would receive Class A shares of MSIF Select Global Infrastructure, Class L shareholders of the Fund would receive Class L shares of MSIF Select Global Infrastructure and Class I shareholders of the Fund would receive Class I shares of MSIF Select Global Infrastructure. The Reorganization is subject to the approval of shareholders of the Fund at a special meeting of shareholders scheduled to be held during the first quarter of 2015. A proxy statement formally detailing the proposal, the reasons for the Reorganization and information concerning MSIF Select Global Infrastructure is expected to be distributed to shareholders of the Fund during the first quarter of 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLSPT-0914

September 18, 2014

Supplement

SUPPLEMENT DATED SEPTEMBER 18, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
CLASS Q
Dated April 30, 2014

The Board of Trustees (the "Board") of Morgan Stanley Global Infrastructure Fund (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Institutional Fund, Inc., on behalf of its series Select Global Infrastructure Portfolio ("MSIF Select Global Infrastructure"), pursuant to which substantially all of the assets and liabilities of the Fund would be transferred to MSIF Select Global Infrastructure and shareholders of the Fund would become shareholders of MSIF Select Global Infrastructure, receiving shares of MSIF Select Global Infrastructure equal to the value of their holdings in the Fund (the "Reorganization"). Class Q shareholders of the Fund would receive Class A shares of MSIF Select Global Infrastructure. The Reorganization is subject to the approval of shareholders of the Fund at a special meeting of shareholders scheduled to be held during the first quarter of 2015. A proxy statement formally detailing the proposal, the reasons for the Reorganization and information concerning MSIF Select Global Infrastructure is expected to be distributed to shareholders of the Fund during the first quarter of 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLQSPT-0914